Organization and Description of Business (Tables)	6 Months Ended
Jun. 30, 2022
Organization and Nature of Business [Abstract]
Schedule of all inter-company balances and transactions
Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	100%
Beijing REIT Ecological Engineering Technology Co., Ltd.	Beijing, China	100%
Hainan REIT Construction Engineering Co., Ltd. (“REIT Construction”)	Haikou, China	100%
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”)	Xinyi, China	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”)	Nanjing, China	100%
REIT Q GREEN Machines Private Ltd (“REIT India”)	India	51%
REIT Ecological Technology Co., Ltd. (“REIT Ordos”)*	Yancheng, China	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”)	Datong, China	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd.	Datong, China	100%
REIT (Xiong’an, Hebei) Eco Technology Co., Ltd.	Xiong’an, China	100%
REIT Technology Development Co., Ltd (“REIT Technology”)	Haikou, China	100%
Hainan REIT Mingde Investment Holding Co., Ltd (“REIT Mingde”)	Haikou, China	100%
Yangpu Fangyuyuan United Logistics Co., Ltd. (“Fangyuyuan”)	Haikou, China	90%
Hainan Kunneng Direct Supply Chain Management Co., Ltd.	Haikou, China	51%
Hainan Yile IoT Technology Co., Ltd (“Hainan Yile IoT”)	Haikou, China	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”)	Haikou, China	90%